Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Opening net book amount	$ 323	$ 620
Additions	1,012	213
Depreciation expense	(441)	(456)	$ (389)
Net exchange differences		(54)
Closing net book amount	847	323	620
Cost
Details of Significant Accounts
Opening net book amount	1,017	1,047
Derecognition	(885)	(137)
Closing net book amount	1,144	1,017	1,047
Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(694)	(427)
Derecognition	838	137
Closing net book amount	(297)	(694)	(427)
Buildings
Details of Significant Accounts
Opening net book amount	252	521
Additions	810	137
Depreciation expense	(357)	(361)
Net exchange differences		(45)
Closing net book amount	705	252	521
Buildings | Cost
Details of Significant Accounts
Opening net book amount	809	898
Derecognition	(677)	(137)
Closing net book amount	942	809	898
Buildings | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(557)	(377)
Derecognition	677	137
Closing net book amount	(237)	(557)	(377)
Business vehicles
Details of Significant Accounts
Opening net book amount	71	99
Additions	202	76
Depreciation expense	(84)	(95)
Net exchange differences		(9)
Closing net book amount	142	71	99
Business vehicles | Cost
Details of Significant Accounts
Opening net book amount	208	149
Derecognition	(208)	0
Closing net book amount	202	208	149
Business vehicles | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(137)	(50)
Derecognition	161	0
Closing net book amount	$ (60)	$ (137)	$ (50)